ADMINISTRATOR
      AQUILA MANAGEMENT CORPORATION
      380 Madison Avenue, Suite 2300
      New York, New York 10017

INVESTMENT ADVISER
      STCM MANAGEMENT COMPANY, INC.
      380 Madison Avenue, Suite 2300
      New York, New York 10017

DISTRIBUTOR
      AQUILA DISTRIBUTORS, INC.
      380 Madison Avenue, Suite 2300
      New York, New York 10017

TRUSTEES
      Lacy B. Herrmann, Chairman
      Theodore T. Mason, Vice Chairman
      Paul Y. Clinton
      Diana P. Herrmann
      Anne J. Mills
      Cornelius T. Ryan

OFFICERS
      Lacy B. Herrmann, President
      Charles E. Childs, III, Senior Vice President
      Diana P. Herrmann, Vice President
      John M. Herndon, Vice President & Assistant Secretary
      Rose F. Marotta, Chief Financial Officer
      Richard F. West, Treasurer
      Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
      PFPC INC.
      400 Bellevue Parkway
      Wilmington, Delaware 19809

CUSTODIAN
      BANK ONE TRUST COMPANY, N.A.
      100 East Broad Street
      Columbus, Ohio 43271

INDEPENDENT AUDITORS
      KPMG LLP
      345 Park Avenue
      New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 1999


                                  CAPITAL CASH
                                MANAGEMENT TRUST

                         CAPITAL CASH MANAGEMENT TRUST
                          CAPITAL CASH U.S. GOVERNMENT
                                SECURITIES TRUST


 A CASH MANAGEMENT INVESTMENT

[Logo of Capital Cash Management Trust: a triangle divided in half vertically with waves on one side and a stalk of wheat on the other. Beneath the triangle are the words "STABILITY-LIQUIDITY-YIELD"]




[Logo of the Aquila Group of Funds: head of eagle]

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of Capital Cash Management Trust: a triangle divided in half vertically with waves on one side and a stalk of wheat on the other. Beneath the triangle are the words "STABILITY-LIQUIDITY-YIELD"]

                         CAPITAL CASH MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT

                                                               February 14, 2000


Dear Investor:

            We are pleased to provide you with the Semi-Annual Report for Capital Cash Management Trust for the period ended December 31, 1999.

           Since our last report letter to shareholders in the summer of 1999, the Federal Reserve voted to raise short-term interest rates from 5.00% to 5.75%. (The most recent increase by the Fed came just two weeks ago on February 2, 2000.) The Fed's action resulted from strong global and domestic economic conditions and the implied threat of a rising level of inflation.

           The Fed is determined to keep inflation under control and higher interest rates should eventually slow economic growth.

           So far, however, the economy remains exceptionally strong (the longest U.S. economic expansion on record) while inflation remains remarkably under control. Led by a surge in consumer spending that was fueled by high employment and rising incomes, the U.S. economy grew 4.0% during 1999. Notwithstanding the economy's torrid growth and the impressive employment outlook, the current low level of inflation, less than 3%, advanced at a rate slightly higher than the previous two years, but less than the average inflation rate for the 1990s.

           As mentioned in previous report letters, yields on money market funds, like the Trust, move in concert with interest rate policies pursued by
the Federal Reserve.   As an example, at December 31, 1999, the seven-day
yield of the Trust was 5.17% compared to 4.53% for the seven-day period ended June 30, 1999. As of the date of this Semi-Annual Report letter, the seven-day yield had risen to 5.30%.

           Regardless of what the Fed may do in the future, the Adviser, STCM Management Company, Inc., will very carefully examine the creditworthiness and marketability of all issuers of securities utilized in the Trust's investment portfolio. Investors in the Trust can take comfort in knowing that those securities purchased by the Trust will be chosen on the basis of possessing high quality and minimal credit risk in order to seek the highest possible yield while still ensuring maximum safety for investors' cash reserves.

           You can be assured that all those associated with the management of Capital Cash Management Trust will consistently work in the interest of your investment in the Trust. We very much value you as a shareholder and appreciate the confidence you have shown in Capital Cash Management Trust.

                                   Sincerely,

Charles E. Childs, III
Senior Vice President and
  Portfolio Manager


Lacy B. Herrmann
President and Chairman of
  the Board of Trustees



                         CAPITAL CASH MANAGEMENT TRUST
                      STATEMENT OF INVESTMENTS - CASH FUND
                               DECEMBER 31, 1999
                                  (UNAUDITED)

 FACE
AMOUNT    COMMERCIAL PAPER - 19.4%                                       VALUE

          AUTOMOTIVE - 7.9%
$ 90,000  Ford Motor Credit Corp., 5.75%, 01/04/00                    $  89,957
  75,000  General Motors Acceptance Corp., 5.99%, 01/18/00              164,745

          FINANCE - 4.3%
  90,000  Norwest Financial Inc., 5.80%, 01/24/00                        89,667

          INSURANCE - 4.3%
  90,000  Prudential Funding Corp., 5.70%, 01/11/00                      89,858

          TRAVEL & LEISURE SERVICES - 2.9%
  60,000  American Express Credit Corp., 5.91%, 01/18/00                 59,832
                    Total Commercial Paper                              404,102

          U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 74.3%
          Federal Farm Credit Bank,
 100,000            4.25%, 01/10/00                                      99,894
 123,000            5.25%, 01/28/00                                     122,516

          Federal Home Loan Banks,
  86,000            5.51%, 01/12/00                                      85,855
  87,000            5.51%, 01/21/00                                      86,734
 100,000            5.75%, 02/29/00                                      99,058

          Federal Home Loan Mortgage Corporation,
 100,000            4.00%, 01/13/00                                      99,867
  60,000            5.60%, 01/27/00                                      59,757
  75,000            5.62%, 01/27/00                                      74,696
  87,000            5.58%, 01/28/00                                      86,636
  83,000            5.57%, 02/02/00                                      82,589
  83,000            5.61%, 02/03/00                                      82,573
  93,000            5.59%, 02/08/00                                      92,451
  64,000            5.66%, 02/15/00                                      63,547
  64,000            5.67%, 02/17/00                                      63,526
 123,000            5.60%, 03/09/00                                     121,699

          Federal National Mortgage Association,
  85,000            5.60%, 02/09/00                                      84,484
  85,000            5.62%, 02/10/00                                      84,469
  60,000            5.57%, 02/11/00                                      59,619

                    Total U.S. Government Agency Discount Notes       1,549,970

                    Total Investments  (cost $1,954,072*)    93.7%    1,954,072

                    Other assets in excess of liabilities     6.3%      131,114

                    Net Assets                              100.0%   $2,085,186

(*) Cost for Federal tax purposes is identical.

                See accompanying notes to financial statements.

                         CAPITAL CASH MANAGEMENT TRUST
                                   CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         DECEMBER 31, 1999 (UNAUDITED)

ASSETS

    Investments at value (cost $1,954,072)                       $    1,954,072
    Cash                                                                130,763
    Due from Administrator for reimbursement of expenses                  6,493
    Other assets                                                          7,485
      Total assets                                                    2,098,813

LIABILITIES

    Accrued expenses                                                      3,953
    Dividends payable                                                     9,674
      Total liabilities                                                  13,627

NET ASSETS                                                       $    2,085,186

Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares,
    par value $.01 per share                                     $       20,852
    Additional paid-in capital                                        2,064,334
                                                                 $    2,085,186

NET ASSET VALUE PER SHARE

Original Shares Class:
    Net Assets                                                   $    2,085,186
    Shares outstanding                                                2,085,186
    Net asset value per share                                    $         1.00


Service Shares Class:
    This class has not commenced operations.

                 See accompanying notes to financial statements


                         CAPITAL CASH MANAGEMENT TRUST
                                   CASH FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
        Interest Income                                            $      48,810

Expenses:
        Investment Adviser fees (note 3)                 $  1,832
        Administrator fees (note 3)                         1,374
        Legal fees                                         11,000
        Shareholders' reports                               7,000
        Trustees' fees and expenses                         7,000
        Registration fees and dues                          4,500
        Audit and accounting fees                           4,000
        Transfer and shareholder servicing agent fees       2,500
        Custodian fees                                      1,555
        Miscellaneous                                         759
                                                           41,520

        Investment Advisory fees waived (note 3)           (1,832)
        Administration fees waived (note 3)                (1,374)
        Reimbursement of expenses by
          Administrator (note 3)                          (34,585)
        Expenses paid indirectly (note 5)                     (65)
              Net expenses                                                 3,664

              Net investment income                                $      45,146

                 See accompanying notes to financial statements

                         CAPITAL CASH MANAGEMENT TRUST
                                   CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                             SIX MONTHS ENDED   YEAR ENDED
                                                            DECEMBER 31, 1999  JUNE 30, 1999
FROM INVESTMENT ACTIVITIES:
Net investment income                                              $   45,146     $   79,554
  Dividends to shareholders
  ($0.0247 and $0.0473 per share,
  respectively)                                                       (45,146)       (79,554)
Change in net assets derived from
investment activities                                                   -                -

FROM CAPITAL SHARE TRANSACTIONS:

                                            SHARES
                               SIX MONTHS ENDED   YEAR ENDED
                              DECEMBER 31,1999    JUNE 30, 1999
Proceeds from shares sold          1,031,204          1,785,654     1,031,204      1,785,654
Reinvested dividends                  42,123             79,007        42,123         79,007
Cost of shares redeemed             (604,444)        (1,861,127)     (604,444)    (1,861,127)
    Change in net assets from
       capital share transactions    468,883              3,534       468,883          3,534

Change in net assets                                                  468,883          3,534

NET ASSETS:
    Beginning of period                                             1,616,303      1,612,769

    End of period                                                  $2,085,186     $1,616,303

                 See accompanying notes to financial statements



                         CAPITAL CASH MANAGEMENT TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

          Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

          The Trust consists of the following two investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"):Capital Cash Management Trust (the "Cash Fund", a diversified portfolio which commenced operations on July 8, 1974), and Capital Cash U.S. Government Securities Trust (the "Government Securities Fund", a diversified portfolio which has not yet commenced operations). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares:the Original Shares Class and the Service Shares Class. The Original Shares Class of the Cash Fund includes all currently outstanding shares that were issued prior to November 1, 1999, the date on which the Capital structure was changed to include two classes rather than one. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

          At December 31, 1999, only shares of the Original Shares Class of the Cash Fund were issued and outstanding, and therefore there is no financial information available for the Service Shares Class of the Cash Fund or for the Government Securities Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

  a)PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

  b)SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

  c)DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.


  d)FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

  e)REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the loan (repurchase agreements being defined as "loans" in the 1940
    Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

  f)USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

          STCM Management Company, Inc. (the "Adviser") is the Investment Adviser to the Trust. In this role, under Advisory Agreements, the Adviser supervises each Fund's investments and provides various services for which it receives a fee from each Fund which is payable monthly and computed at the annual rate of 0.20% of each Fund's average daily net assets. The Trust also has Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio. The Administrator recieves a fee from each Fund for such services which is payable monthly and computed at the annual rate of 0.15% of each Fund's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.

          With respect to the Cash Fund, the Adviser and the Administrator each has agreed that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Cash Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of its average annual net assets plus 1% of its average annual net assets in excess of $30 million, or (ii) 25% of its total annual investment income. No such reduction in fees was required during the six months ended December 31, 1999 inasmuch as the Adviser and the Administrator voluntarily waived their entire fees in the amount of $1,832 and $1,374, respectively. In addition, in order to comply with this expense limitation, the Administrator reimbursed expenses in the amount of $26,963. Also, the Administrator has undertaken to waive fees or reimburse the Cash Fund to the extent that annual expenses exceed 0.60 of 1% of average net assets in any fiscal year and therefore reimbursed expenses of the Cash Fund in the additional amount of $5,800. Further, the Administrator voluntarily reimbursed additional expenses of $1,822. For the six months ended December 31, 1999, these expense reimbursements amounted to $34,585. Of this amount, $28,092 was paid prior to December 31, 1999 and the balance was paid in early January 2000.


b)  DISTRIBUTION AND SERVICE FEES:

          Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

          Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4. DISTRIBUTIONS

          The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

5. EXPENSES

          The Funds have negotiated an expense offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


                         CAPITAL CASH MANAGEMENT TRUST
                          CASH FUND - ORIGINAL SHARES
                              FINANCIAL HIGHLIGHTS
                                  (unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED                        YEAR ENDED JUNE 30,
                                                   12/31/99      1999        1998       1997        1996      1995
Net Asset Value, Beginning of Period                $1.0000    $1.0000     $1.0000    $1.0000     $1.0000    $1.0000

Income from Investment Operations:
    Net investment income                            0.0247     0.0473      0.0521     0.0489      0.0518     0.0497

Less Distributions:
    Dividends from net investment income            (0.0247)   (0.0473)    (0.0521)   (0.0489)    (0.0518)   (0.0497)

Net Asset Value, End of Period                      $1.0000    $1.0000     $1.0000    $1.0000     $1.0000    $1.0000

Total Return (%)                                     2.49+      4.84        5.33       5.00        5.29       5.09

Ratios/Supplemental Data
    Net Assets, End of Period ($ in thousands)       2,085      1,616       1,613      1,435       1,765      1,660
    Ratio of Expenses to Average Net Assets (%)      0.41*      0.41        0.40       0.41        0.41       0.42
    Ratio of Net Investment Income to Average
      Net Assets (%)                                 4.90*      4.72        5.21       4.88        5.16       4.98

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

    Ratio of Expenses to Average Net Assets (%)      4.51*      3.51        5.14       6.48        5.74      5.00
    Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)                         0.80*      1.62        0.47      (1.19)      (0.17)    (0.40)

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)       0.40*     0.40        0.40       0.40        0.40     0.40

+  Not annualized.
*  Annualized.

                See accompanying notes to financial statements.